Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (4,136)	$ 0	$ (9,515)	$ 0
Statement of Income	0	0	0	0
Ineffective Portion	484	0	(914)	0
Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	(4,136)	0	(9,515)	0
Statement of Income	0	0	0	0
Ineffective Portion	$ 484	$ 0	$ (914)	$ 0